Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Cost Balance at Beginning	$ 1,025,287	$ 1,025,287	$ 84,104
Additions	108,974		941,183
Foreign currency adjustment	(39,466)
Cost Balance at Ending	1,094,795	1,025,287	1,025,287
Accumulated amortization
Accumulated amortization, Balance at Beginning	531,477	290,657	42,879
Accumulated amortization, Balance at Ending	767,850	531,477	290,657
Amortization for the year	236,373	240,820	246,626
Carrying amounts
Carrying amounts	326,945	481,861	730,560
Computers [Member]
Cost
Cost Balance at Beginning	88,329	88,329	84,104
Additions	108,974		4,225
Foreign currency adjustment	(15,913)
Cost Balance at Ending	181,390	88,329	88,329
Accumulated amortization
Accumulated amortization, Balance at Beginning	82,286	65,063	42,879
Accumulated amortization, Balance at Ending	113,079	82,286	65,063
Amortization for the year	30,793	17,223	22,184
Carrying amounts
Carrying amounts	68,311	6,044	21,875
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	936,958	936,958
Additions			936,958
Foreign currency adjustment	(23,553)
Cost Balance at Ending	913,405	936,958	936,958
Accumulated amortization
Accumulated amortization, Balance at Beginning	449,191	225,594
Accumulated amortization, Balance at Ending	654,771	449,191	225,594
Amortization for the year	205,580	223,597	225,594
Carrying amounts
Carrying amounts	$ 258,634	$ 475,817	$ 708,763